[Letterhead of PFPC Inc.
                          3200 Horizon Drive
                     King of Prussia, PA  19406-0903]

February 22, 2001

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
Public Filing Desk
450 Fifth Street, NW
Washington, DC  20549

Re:   Polynous Trust (the "Trust")
File Nos.  333-04983 and 811-07649
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Trust, please accept this letter as confirmation that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 5/7 (the "Amendment") to the Trust's registration statement on Form N-1A. This Amendment was filed electronically on February 16, 2001.

Please call the undersigned at (610) 239-4727 with any questions you may have.

Very truly yours,

/s/ Thomas N. Calabria

Thomas N. Calabria
Regulatory Administrator


cc:  Kevin Wenck, Polynous Capital Management, Inc.
Doug Paul, Esq., Kirkpatrick & Lockhart LLP